CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)																1 Months Ended																	3 Months Ended			4 Months Ended	9 Months Ended		12 Months Ended
	Oct. 03, 2024	Jul. 02, 2024	Apr. 05, 2024	Mar. 15, 2024	Mar. 12, 2024	Jan. 04, 2024	Nov. 02, 2023	Sep. 12, 2023	May 15, 2023	May 03, 2023	Mar. 01, 2023	Jul. 05, 2022	Dec. 04, 2019	May 14, 2019	Jan. 07, 2019	Aug. 21, 2024	Jul. 26, 2024	Jun. 19, 2024	May 24, 2024	Apr. 24, 2024	Feb. 28, 2024	Jan. 30, 2024	Jan. 23, 2024	Nov. 30, 2023	Jun. 23, 2023	May 16, 2023	Dec. 31, 2022	Sep. 16, 2021	Jul. 21, 2021	Apr. 30, 2020	Jan. 17, 2020	Mar. 28, 2019	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2023	May 10, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2022	Jan. 17, 2019
Interest expense including discount amortization																																							$ 148,037	$ 114,655
Convertible promissory note																																					$ 0	$ 295,000	$ 330,000	$ 0
Common subscription shares issued to accredited investors, shares	400,000																																						19,154,465	16,104,420
Common shares issued, shares																																							40,000
Common stock value																											$ 12,788						$ 12,763				12,763		$ 13,040	$ 12,788
Outstanding balance																														$ 201,352
Additional interest expense against issuing shares																																	$ 86,072	$ 40,797			177,944	113,666	148,662	114,655
Debt discount																																					42,029	23,888	25,513	$ 9,559
Shares issued on commitments,shares																																				140,000
Shares issued on commitments, amounts																																					$ 10,000		$ 10,000
Common stock, shares issued																											127,881,300						109,081,270			106,397,550	109,081,270		130,397,550	127,881,300
Accrued interest																											$ 259,971						$ 264,715				$ 264,715		$ 259,971	$ 259,971
The Hillyer Group Inc [Member]
Interest rate																												12.00%	8.00%		8.00%
Maturity date																												Sep. 16, 2022	Jul. 21, 2022		Jan. 17, 2021
Description of conversion of debt																												The note carries a prepayment feature or is convertible 180 days from the date of the note, at a fixed price of $.05 per share of common stock or if publicly traded at the rate of the lessor of $.05 or the lowest of 65% of the lowest closing bid price for 3 trading days previous to the conversion	The note carries a prepayment feature or is convertible 180 days from the date of the note, at a fixed price of $.05 or if publicly traded at the rate of the lessor of $.05 or the lowest of 65% of the lowest closing bid price for 3 trading days previous to the conversion		The note carries a prepayment feature or is convertible 180 days from the date of the note, at a fixed price of $.05 or if publicly traded at the rate of the lessor of $.05 or the lowest of 65% of the lowest closing bid price for 3 trading days previous to the conversion
Outstanding balance of notes payable																											157,500												157,500	157,500
Convertible promissory note																												$ 20,000	$ 26,250		$ 157,500
Common stock value																													3,000		20,000														$ 20,000
Original discount fees																													$ 1,250		$ 7,500														$ 7,500
Additional interest expense against issuing shares																																							703	703
Interest expense of OID																																							0	1,503
Default rate of interest																													18.00%		18.00%						18.00%
Common stock, shares issued																													60,000				50,000				50,000								400,000
Balance of interest expense																													$ 0
Balance of amortized debt discount																																								0	$ 0	$ 23,288
David Stoccardo [Member]
Interest rate													8.00%		8.00%
Maturity date													Dec. 04, 2020		Jan. 08, 2020																						Dec. 31, 2024
Description of conversion of debt													The note carries a prepayment feature or is convertible 180 days from the date of the note, at a fixed price of $.05 or if publicly traded at the rate of the lessor of $.05 or the lowest of 65% of the lowest closing bid price for 3 trading days previous to the conversion		prepayment feature or is convertible 180 days from the date of the note, at a fixed price of $.05 or if publicly traded at the rate of the lessor of $.05 or the lowest of 65% of the lowest closing bid price for 3 trading days previous to the conversion
Outstanding balance of notes payable																											189,000						$ 189,000				$ 189,000		189,000	189,000
Convertible promissory note													$ 189,000		$ 157,500																	$ 7,875
Common shares issued, shares																															400,000
Common stock value																																													$ 20,000
Original discount fees													$ 9,000																															$ 7,500
Payment of principal amount														$ 5,000
Outstanding balance														$ 152,500
Issued shares												20,000
Issued shares, value per share												$ 0.10
Additional interest expense against issuing shares												$ 2,000
Balance of note payable																											0						0				0		0	0
Interest expense debt																											2,000
Debt discount																											0								$ 0				0	0
Default rate of interest													18.00%
Shares issued on commitments,shares													500,000
Shares issued on commitments, amounts													$ 25,000
Amortized of debt																																										$ 23,288	$ 1,712
The Hillyer Group Inc One [Member]
Outstanding balance of notes payable																											26,250						26,250				26,250		26,250	26,250
Outstanding debt balance																							$ 371,500
Common shares issued, shares																							50,000
Interest expense of OID																																					0		0
Outstanding advances debt balance																							$ 205,000
Accrued interest																							218,216
Aggregate balance																							794,716
Amortization expense																																					2,273
Common stock value, debt discount																							$ 5,000
The Hillyer Group Inc Two [Member]
Outstanding balance of notes payable																											$ 20,000						20,000				20,000		20,000	$ 20,000
Convertible promissory note three
Interest rate																										10.00%
Maturity date																										May 16, 2024
Description of conversion of debt																										The note carries a prepayment feature or is convertible 14 days from the date of the note, at a fixed price of $0.25 per share of common stock
Convertible promissory note																										$ 50,000
Outstanding debt balance																																	10,000				10,000		50,000
Convertible promissory note two
Interest rate									10.00%
Maturity date									May 15, 2024
Description of conversion of debt									The note carries a prepayment feature or is convertible 14 days from the date of the note, at a fixed price of $0.25 per share of common stock
Convertible promissory note									$ 50,000
Outstanding debt balance																																	50,000				50,000		50,000
Convertible promissory note
Interest rate		12.00%	12.00%	12.00%	12.00%	10.00%					8.00%					12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	10.00%
Debt holder exercised the convertible option											$ 10,000
Maturity date		Nov. 05, 2024	Apr. 05, 2025	Mar. 15, 2025	Mar. 12, 2025	Jan. 04, 2025					Mar. 01, 2024					Aug. 20, 2025		Jun. 19, 2025	May 24, 2025	Apr. 24, 2025	Feb. 28, 2025	Jan. 30, 2025
Description of conversion of debt		The note shall be convertible into shares of common stock equal to 70% of the lowest closing price on the primary trading market on which the Company’s common stock is quoted for the last five (5) trading days immediately prior to but not including the conversion date, which is subject to a floor conversion price of $2.00 per share	The note carried a prepayment feature or is convertible 14 days from the date of the note, at a fixed price of $0.25 per share of common stock	The note carries a prepayment feature or is convertible 14 days from the date of the note, at a fixed price of $0.25 per share of common stock	The note carries a prepayment feature or is convertible 14 days from the date of the note, at a fixed price of $0.25 per share of common stock	The note carried a prepayment feature or is convertible 14 days from the date of the note, at a fixed price of $0.25 per share of common stock					The note carries a prepayment feature or is convertible 14 days from the date of the note, at a fixed price of $0.50 per share of common stock. The debt holder exercised the convertible option on the $10,000 note and converted the entire amount into 20,000 shares of the Company’s common stock					The note carried a prepayment feature or is convertible 14 days from the date of the note, at a fixed price of $0.25 per share of common stock		The note carried a prepayment feature or is convertible 14 days from the date of the note, at a fixed price of $0.25 per share of common stock	The note carried a prepayment feature or is convertible 14 days from the date of the note, at a fixed price of $0.25 per share of common stock	The note carried a prepayment feature or is convertible 14 days from the date of the note, at a fixed price of $0.25 per share of common stock	The note carries a prepayment feature or is convertible 14 days from the date of the note, at a fixed price of $0.25 per share of common stock	The note carried a prepayment feature or is convertible 14 days from the date of the note, at a fixed price of $0.25 per share of common stock
Outstanding balance of notes payable																																	0				0		0
Convertible promissory note		$ 75,000	$ 100,000			$ 10,000					$ 10,000					$ 100,000	$ 50,000	$ 10,000	$ 100,000	$ 40,000		$ 25,000
Common subscription shares issued to accredited investors, shares			400,000			40,000					20,000					100,000		40,000	400,000	160,000		100,000
Outstanding debt balance				$ 10,000	$ 10,000																$ 50,000												0				0
Additional interest expense against issuing shares																																					80,291	$ 72,869
Convertible promissory note | April 5, 2024 [Member]
Outstanding debt balance																																	0				0
Convertible promissory note | April 24, 2024 [Member]
Outstanding debt balance																																	0				0
Convertible promissory note | May 24, 2024 [Member]
Outstanding debt balance																																	0				0
Convertible promissory note | June 19, 2024 [Member]
Outstanding debt balance																																	0				0
Convertible promissory note | July 26, 2024 [Member]
Convertible promissory note																	$ 160,000
Outstanding debt balance																																	125,000				125,000
Convertible promissory note | August 21, 2024 [Member]
Outstanding debt balance																																	100,000				100,000
Convertible promissory note one
Interest rate										10.00%
Debt holder exercised the convertible option										$ 25,000
Maturity date										May 03, 2024
Description of conversion of debt										The note carries a prepayment feature or is convertible 14 days from the date of the note, at a fixed price of $0.25 per share of common stock
Convertible promissory note										$ 25,000
Common subscription shares issued to accredited investors, shares										100,000
Outstanding debt balance																																	0				0		0
Convertible promissory note four
Interest rate																									10.00%
Maturity date																									Jun. 23, 2024
Description of conversion of debt																									The note carries a prepayment feature or is convertible 14 days from the date of the note, at a fixed price of $0.25 per share of common stock
Convertible promissory note																									$ 150,000
Outstanding debt balance																																	150,000				150,000		150,000
Convertible promissory note five
Interest rate								10.00%
Maturity date								Sep. 11, 2024
Description of conversion of debt								The note carried a prepayment feature or is convertible 14 days from the date of the note, at a fixed price of $0.25 per share of common stock
Convertible promissory note								$ 10,000
Common subscription shares issued to accredited investors, shares								40,000
Outstanding debt balance																																	$ 0				$ 0		$ 0
Convertible promissory note Six
Interest rate							10.00%
Other loans, advances and accrued interest totaling approximately							$ 790,000
Maturity date							Jan. 02, 2024																														Dec. 31, 2024		Dec. 31, 2024
Description of conversion of debt							The note carries a prepayment feature or is convertible 14 days from the date of the note, at a fixed price of $0.25 per share of common stock
Outstanding balance of notes payable																																							$ 25,000
Convertible promissory note							$ 25,000
Convertible promissory note Seven
Interest rate																								10.00%
Maturity date																								Nov. 30, 2024
Description of conversion of debt																								The note carried a prepayment feature or is convertible 14 days from the date of the note, at a fixed price of $0.25 per share of common stock
Convertible promissory note																								$ 10,000
Common subscription shares issued to accredited investors, shares																								40,000
Outstanding debt balance																																							$ 0